Debt Instruments	12 Months Ended
Jun. 30, 2012
Debt Instruments

Note 12 – Debt Instruments

The composition of the company’s long-term debt, which includes capital lease obligations, is summarized in the following table:

(in millions)	Maturity Date	2012	2011
Senior debt
3.875% notes	2013	–	500
10% zero coupon notes ($19 million face value)	2014	16	15
10% – 14.25% zero coupon notes ($105 million face value)	2015	82	72
2.75% Notes	2016	400	400
4.1% Notes	2021	278	400
6.125% notes	2033	152	500
Total senior debt		928	1,887
Obligations under capital lease		2	1
Other debt		15	16
Total debt		945	1,904
Unamortized discounts		(1)	(5)
Hedged debt adjustment to fair value		–	12
Total long-term debt		944	1,911
Less current portion		(5)	(1)
		$939	$1,910

In May 2012, the company issued $650 million in senior notes through a private placement. The offering consisted of $232 million of 3.60% senior notes due May 15, 2019, $120 million of 3.81% senior notes due May 15, 2020, $124 million of 4.03% senior notes due May 15, 2021 and $174 million of 4.20% senior notes due May 15, 2022. The proceeds were used to payoff existing indebtedness and for general purposes. As part of the spin-off, the company satisfied its obligations under these notes by effectively transferring the $650 million of indebtedness as part of the spin-off.

In April 2012, the company completed a tender offer for up to $470 million of combined aggregate principal amount of three series of its outstanding debt securities: 6.125% Notes due Nov. 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015. Upon the expiration of the tender, the company accepted for purchase $348.4 million of 6.125% Notes and $121.6 million of the 4.10% Notes and recognized $26 million of charges associated with the early extinguishment of this debt.

In April 2012, the company redeemed all of its 3.875% Notes due 2013, of which the aggregate principal amount outstanding was $500 million. A charge of $13 million was incurred related to the early extinguishment of this debt.

On September 7, 2010, the company completed a tender offer for any and all of its 6 1/4 % Notes due September 15, 2011, of which $1.11 billion aggregate principal amount was outstanding. At the time of expiration of the tender offer, $653.3 million of the 6  1/4% notes had been validly tendered. On September 8, 2010, the company announced that it was redeeming the remaining $456.7 million of aggregate principal outstanding of the 6 1/4% Notes. This debt was redeemed on October 8, 2010. The company recognized a total charge of $55 million in 2011 associated with the early extinguishment of this debt.

The charges associated with the early extinguishment of debt are reported on the Debt extinguishment costs line of the Consolidated Income Statement.

In September 2010, the company issued $400 million 2.75% Notes due in September 2015 and $400 million 4.1% Notes due in September 2020, the proceeds of which were used to fund a portion of the redemption of the 6 1/4% Notes. The remaining portion of the redemption of the 6 1/4% Notes in the second quarter of 2011 was funded by cash on hand and the net proceeds from commercial paper issuances.

Payments required on long-term debt during the years ending 2013 through 2017 are $5 million, $18 million, $82 million, $400 million and nil, respectively. The company made cash interest payments of $73 million, $99 million and $118 million in 2012, 2011 and 2010, respectively.

The company had a $1.2 billion revolving credit facility that matured on the date on which the spin-off was consummated. It was replaced by a $750 million revolving credit facility that matures in May 2017. The credit facility has an annual fee of 0.15% as of June 30, 2012. Pricing under this facility is based on the company’s current credit rating. As of June 30, 2012, the company did not have any borrowings outstanding under the credit facility. This agreement supports commercial paper borrowings and other financial instruments. The company had $57 million of letters of credit under this facility outstanding as of June 30, 2012. The company’s credit facility and debt agreements contain customary representations, warranties and events of default, as well as, affirmative, negative and financial covenants with which the company is in compliance. One financial covenant includes a requirement to maintain an interest coverage ratio of not less than 2.0 to 1.0. The interest coverage ratio is based on the ratio of EBIT to consolidated net interest expense with consolidated EBIT equal to net income plus interest expense, income tax expense, and extraordinary or non-recurring non-cash charges and gains. For the 12 months ended June 30, 2012, the company’s interest coverage ratio was 8.0 to 1.0.

The financial covenants also include a requirement to maintain a leverage ratio of not more than 3.50 to 1.00. The leverage ratio is based on the ratio of consolidated total indebtedness to an adjusted consolidated EBITDA. For the 12 months ended June 30, 2012, the leverage ratio was 2.3 to 1.0.

Selected data on the company’s short-term obligations follow:

In millions	2012	2011	2010
Maximum month-end borrowings	$335	$503	$95
Average borrowings during the year	97	242	27
Year-end borrowings	–	198	22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end	–	0.30	0.32